Financial Risk Management	12 Months Ended
Dec. 31, 2022
Financial Risk Management [Line Items]
Financial risk management
30.
Financial risk management
(a)
Risk Management Framework

The Group’s activities may expose it to a variety of financial risks: credit risk, market risk (including foreign exchange risk, cash flow or fair value interest rate risk, and equity price risk), liquidity risk and fraud risk. The Group’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Group’s financial performance.

The Board of Directors (the “Board) has overall responsibility for the establishment and oversight of the Group’s risk management objectives and policies.

The Group’s risk management policies are established to identify and analyze the risks faced by the Group, to set appropriate risk limits and controls, and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Group’s activities. The overall objective of the Board is to set policies that seek to reduce risk as much as possible without unduly affecting the Group’s competitiveness and flexibility. Further details of these policies are set out below:

(b)
Credit Risk

Credit risk is the risk that customer or a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. Credit risk arises from the group’s exposures to third parties, including cash and cash equivalents, financial instruments and from its operating activities, primarily related to trade and other receivables.

The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the end of the year was as follows:

	2022	2021
Cash and Cash Equivalents	468,092	336,197
Financial Assets at Fair Value through Profit or Loss	1,295	1,004
Trade and Other Receivables	240,446	190,966
Derivative Financial Instrument	1,206	—
Other Assets	56,789	1,339
	767,828	529,506

The table below discloses the credit risk rating for Trade and Other Receivables, based on external risk ratings of the geographical regions in which the Trade and Other Receivables are held:

Risk rating	2022	2021
A	18,880	20,839
AA	2,213	—
B	11,043	4,041
BB	137,286	103,322
BBB	29,161	26,960
CCC	41,863	35,804
	240,446	190,966

Financial Assets at Fair Value through profit or loss and cash and cash equivalents

Credit risk from balances with banks, financial institutions and other is managed by the Group in accordance with the Group’s policy. These financial instruments are debt securities and other financial instruments only conducted with carefully selected financial institutions in order to have an exposure to credit risk within acceptance levels of the Group.

Trade and Other Receivables

The Company operates with high-quality processors which mitigates credit risk. There are no significant concentrations of credit risk, whether through exposure to individual customers, specific industry sectors and/or regions.

The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for all trade and other receivables. To measure the expected credit losses, trade and other receivables have been grouped based on shared credit risk characteristics and the days past due. Finally, historical loss experience is adjusted to reflect information about current conditions and reasonable and bearable forecasts of future economic conditions.

The expected loss rates are based on the payment profiles of sales, country of origin and the corresponding historical credit losses experienced within this period. The historical loss rates are adjusted to reflect current and forward-looking information on macroeconomic factors affecting the ability of the customers to settle the receivables. The Group has identified the credit rating of the countries in which it sells its services to be the most relevant factor, and accordingly adjusts the historical loss rates based on expected changes in credit ratings.

(c)
Market Risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. For the Group, market risk may comprise interest rate risk and foreign currency risk and other price risk, such as equity price risk.

The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing the return.

Interest Rate Risk

This risk arises from the possibility of the Group incurring losses due to fluctuations in interest rates in respect of fair value of future cash flows of a financial instrument. The Group’s cash flows are not exposed to interest rate risk since there are no financial instruments with variable interest rate and debt instruments are measured at fair value through profit and loss.

Foreign Currency Risk

The Group is exposed to currency risk on monetary amounts denominated in a currency other than the functional currency of the respective subsidiaries, which is mainly comprised by:

•
Trade receivables and trade payables in local currencies in the payments provider entities, mainly in Brazilian Real, Egyptian Pound, Indian Rupee, Chilean Peso, Nigerian Naira, Euro and Argentine peso.
•
Cash and cash equivalents and trade receivables in U.S. Dollar in the collection agents in Latin America, Asia and Africa.

The following table presents the Group’s exposure to foreign currency risk as well as a sensitivity to a reasonably possible change in U.S. Dollar, with all other variables held constant. The impact on the Group’s profit before tax is due to changes in the fair value of monetary assets and liabilities.

2022			Gain/(loss)
Account	Currency	Amount	% increase	Amount	% decrease	Amount
Net balances	United States dollar	47,162	10%	(4,716)	-10%	4,716
	Brazilian real	27,841	10%	(2,784)	-10%	2,784
	Indian rupee	16,530	10%	(1,653)	-10%	1,653
	Egyptian pound	16,243	10%	(1,624)	-10%	1,624
	Argentine peso	12,863	10%	(1,286)	-10%	1,286
	Chilean peso	12,457	10%	(1,246)	-10%	1,246
	Nigerian naira	12,403	10%	(1,240)	-10%	1,240
	Moroccan dirham	11,136	10%	(1,114)	-10%	1,114
	Euro	8,033	10%	(803)	-10%	803
	South African rand	5,494	10%	(549)	-10%	549
	Peruvian sol	4,363	10%	(436)	-10%	436
	Uruguayan peso	4,017	10%	(402)	-10%	402
	Colombian peso	3,763	10%	(376)	-10%	376
	Mexican peso	3,701	10%	(370)	-10%	370
	Saudi riyal	2,318	10%	(232)	-10%	232
	Vietnamese đồng	2,032	10%	(203)	-10%	203
	Philippine peso	1,992	10%	(199)	-10%	199
	Panamanian balboa	1,734	10%	(173)	-10%	173
	Malaysian ringgit	1,666	10%	(167)	-10%	167
	Pakistani rupee	1,439	10%	(144)	-10%	144
	Indonesian rupiah	1,143	10%	(114)	-10%	114
	Costa Rican colon	1,131	10%	(113)	-10%	113
	Chinese Yuan	948	10%	(95)	-10%	95
	Egytptian pound	827	10%	(83)	-10%	83
	Kenyan shilling	700	10%	(70)	-10%	70
	Paraguayan guaraní	676	10%	(68)	-10%	68
	Boliviano	273	10%	(27)	-10%	27
	Guatemalan quetzal	259	10%	(26)	-10%	26
	Thai baht	95	10%	(10)	-10%	10
	Honduran Lempira	60	10%	(6)	-10%	6
	Ghanaian cedi	48	10%	(5)	-10%	5
	Ugandan shilling	39	10%	(4)	-10%	4
	Algerian dinar	24	10%	(2)	-10%	2
	Nicaraguan córdoba	18	10%	(2)	-10%	2
	Turkish lira	17	10%	(2)	-10%	2
	West African CFA franc	7	10%	(1)	-10%	1
	Pound sterling	3	10%	(0)	-10%	0
	Jordanian dinar	1	10%	(0)	-10%	0
	Czech koruna	—	10%	—	-10%	—
	Mexican peso	(8)	10%	1	-10%	(1)
	Bangladeshi taka	(39)	10%	4	-10%	(4)
	Israeli new shekel	(168)	10%	17	-10%	(17)
	Total	203,241		(20,324)		20,324

2021			Gain/(loss)
Account	Currency	Amount	% increase	Amount	% decrease	Amount
Net balances	Brazilian reais	39,017	10%	(3,902)	-10%	3,902
	Chilean pesos	23,195	10%	(2,320)	-10%	2,320
	Argentine pesos	22,206	10%	(2,221)	-10%	2,221
	Mexican pesos	15,048	10%	(1,503)	-10%	1,503
	South African rand	7,515	10%	(752)	-10%	752
	Indonesian rupiah	4,370	10%	(437)	-10%	437
	Peruvian Nuevo Sol	4,021	10%	(402)	-10%	402
	Colombian pesos	4,010	10%	(401)	-10%	401
	Euros	3,563	10%	(356)	-10%	356
	Uruguayan pesos	3,323	10%	(332)	-10%	332
	Nigerian nairas	2,295	10%	(230)	-10%	230
	Egyptian pounds	562	10%	(56)	-10%	56
	Paraguayan guaranís	200	10%	(20)	-10%	20
	Dominican pesos	127	10%	(13)	-10%	13
	Pakistanee rupees	113	10%	(11)	-10%	11
	Bangladeshi takas	38	10%	(4)	-10%	4
	Moroccan dirhams	9	10%	(1)	-10%	1
	Total	129,612		(12,961)	-	12,961

Exposure is presented in thousands of U.S. Dollars and relates to monetary items in foreign currency of each entity of the Group, considering each individual functional currency. As explained in Note 24: Derivative financial instruments, the Company entered into foreign currency exchange forward contracts in order to mitigate this risk and reduce the impact on the financial statements.

Equity price risk

As at December 31, 2022 and 2021, the Group had an investment in quoted debt securities and mutual funds. As at December 31, 2022 and 2021, the exposure to equity price from such investment was considered not material.

(d)
Liquidity Risk

Liquidity risk is the risk that the Group encounters difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Group’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Group’s reputation.

The Group invests surplus cash in interest-bearing financial investments, choosing instruments with appropriate maturity or enough liquidity to provide adequate margin as determined by the forecasts.

Exposure to Liquidity Risk

The tables below analyze the Group’s financial liabilities into relevant maturity groupings based on their contractual maturities.

The amounts disclosed in the table are the contractual undiscounted cash flows. Balances due within 12 months equal their carrying balances as the impact of discounting is not significant.

Contractual maturities of financial liabilities 31 December 2022	Less than 6 months	6-12 months	Between 1 and 2 years	More than 2 years	Total contractual cash flows	Carrying amount
Non-derivatives
Trade and other payables	407,874	—	—	—	407,874	407,874
Leases liabilities	296	394	546	3,628	4,864	4,079
Total non-derivatives	408,170	394	546	3,628	412,738	411,953
Derivatives
Derivative financial instruments	544	—	—	—	544	544
Total derivatives	544	—	—	—	544	544

Contractual maturities of financial liabilities 31 December 2021	Less than 6 months	6-12 months	Between 1 and 2 years	More than 2 years	Total contractual cash flows	Carrying amount
Non-derivatives
Trade and other payables	277,160	—	—	—	277,160	277,160
Financial liabilities	5,014	—	—	—	5,014	5,014
Leases liabilities	204	299	462	3,878	4,843	3,928
Total non-derivatives	282,378	299	462	3,878	287,017	286,102
Derivatives
Derivative financial instruments	221	—	—	—	221	221
Total derivatives	221	—	—	—	221	221
(e)
Fraud Risk

The Group’s transactions are susceptible to a fraudulent or improper sale and it uses processes to control the fraud risk. The process consists of monitoring transactions through ‘dLocal Defense’ which is a local data-driven prevention program to maximize fraud detection and minimize false positives. This process reviews transactions at the time of the authorization, legitimates them and uses of external tools that are revised on a periodic basis.

The second process detects chargebacks and disputes. This is a supplemental process and increases the Group’s ability to avoid fraud.

(f)
Capital Management

The Board’s policy is to maintain a strong capital base so as to maintain investor, creditor and market confidence and to sustain future development of the business. The Board’s objectives are to safeguard their ability to continue as a going concern, so that they can continue to provide returns for shareholders and benefits other stakeholders and to maintain an optimal capital structure to reduce the cost of capital. In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt. The Board of Directors monitors the return on capital as well as the level of dividends to ordinary shareholders.

As part of the requirements for maintaining its financial institution license, dLocal Limited, the Group’s licensee subsidiary is subject to a minimum capital requirement of EUR 400 thousands imposed by the regulator of Malta.